UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 131.9%
Alabama - 1.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,685,385

Arizona - 3.9%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,212,320
Pinal County, AZ, Electric District No. 3	4.000%	7/1/23	1,000,000	1,105,100
Pinal County, AZ, Electric District No. 3	5.000%	7/1/24	1,760,000	2,056,243
Pinal County, AZ, Electric District No. 3	5.000%	7/1/25	1,280,000	1,493,799

Total Arizona				5,867,462

California - 18.2%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,388,880
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.120%	4/1/24	2,000,000	2,041,840	(a)(b)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,245,820	(c)(d)
California State, GO	0.817%	12/1/17	1,500,000	1,515,720	(a)(b)
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,218,660
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	565,000	573,204
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,076,227
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,198,200
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,209,430
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,917,040
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,838,460
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,343,080
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	430,000	430,314
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	370,653

Total California				27,367,528

Colorado - 7.0%
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley School Project, SCA	5.125%	9/15/20	1,155,000	1,172,902
Refunding & Improvement, University Lab School, SCA	5.250%	6/1/24	1,350,000	1,352,983
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,308,320
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,865,979
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	758,453

Total Colorado				10,458,637

Connecticut - 1.0%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	1,505,000	1,506,671

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 11.0%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	$5,000,000	$5,274,250	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,709,535
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,480,840	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,116,650	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,775,880
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,256,600

Total Florida				16,613,755

Georgia - 5.0%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,416,460	(f)
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,018,230	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,287,940
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,162,200
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	570,810

Total Georgia				7,455,640

Illinois - 4.3%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	1,001,291
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	165,000	173,509	(g)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,890,457
Illinois State Sports Facilities Authority Revenue, State Tax Supported	5.250%	6/15/30	3,000,000	3,469,410

Total Illinois				6,534,667

Indiana - 7.2%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,113,380
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,654,120
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,494,400
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	576,330	(c)

Total Indiana				10,838,230

Iowa - 1.5%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,020,000	1,087,636
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,010,000	1,109,334

Total Iowa				2,196,970

Louisiana - 3.0%
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/29	2,000,000	2,256,380	(c)(h)
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/30	2,000,000	2,245,740	(c)(h)

Total Louisiana				4,502,120

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 7.3%
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	$600,000	$632,430	(d)
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	1,000,000	1,187,540
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,760,727
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,007,740
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,339,000	(c)

Total Michigan				10,927,437

Nevada - 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,502,400

New Hampshire - 4.7%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	7,053,568

New Jersey - 14.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	1,000,000	1,139,130
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,515,000	1,597,658	(c)
School Facilities Construction	5.000%	3/1/29	5,000,000	5,438,950
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,492,340	(f)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	3,850,000	4,259,987
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,612,920
New Jersey State Turnpike Authority Revenue	0.550%	1/1/16	2,000,000	2,002,120	(a)(b)

Total New Jersey				21,543,105

New Mexico - 1.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,256,266
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,498,612

Total New Mexico				2,754,878

New York - 7.5%
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project	5.150%	11/15/34	660,000	727,729	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	2,000,000	2,295,940
New York State Thruway Authority Revenue	5.000%	4/1/21	265,000	272,274	(f)
New York State Thruway Authority Revenue, AMBAC	5.000%	4/1/21	1,735,000	1,782,626
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	238,902
New York, NY, GO	5.000%	8/1/21	4,000,000	4,782,080
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,217,970

Total New York				11,317,521

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	$1,750,000	$1,975,435

Ohio - 2.4%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,110,200
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	2,500,000	2,518,800	(a)(b)

Total Ohio				3,629,000

Oklahoma - 1.9%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,892,950

Oregon - 0.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	650,438

Pennsylvania - 3.2%
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,244,300
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,116,630
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,448,307

Total Pennsylvania				4,809,237

Tennessee - 5.4%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,348,629
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,824,507

Total Tennessee				8,173,136

Texas - 6.9%
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	1,000,000	1,171,750	(c)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,193,160
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,193,340
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,305,400
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.400%	7/2/24	125,000	128,094	(a)(c)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,337,600

Total Texas				10,329,344

Virginia - 4.6%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	624,580
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,190,907
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,889,471
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,196,340	(c)

Total Virginia				6,901,298

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.8%
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	$1,000,000	$1,169,950

Wisconsin - 3.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	2,105,000	2,400,689
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,482,260	(c)

Total Wisconsin				4,882,949

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $182,585,318)				198,539,711

SHORT-TERM INVESTMENTS - 2.7%
Nevada - 0.2%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.070%	6/1/36	200,000	200,000	(i)(j)

New Hampshire - 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	200,000	200,000	(c)(i)(j)

New York - 0.5%
New York City, NY, GO, LIQ-Dexia Credit Local	0.100%	4/1/35	600,000	600,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.090%	8/1/23	100,000	100,000	(i)(j)

Total New York				700,000

Pennsylvania - 1.3%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.030%	3/1/32	1,000,000	1,000,000	(i)(j)
Mercer County, PA, GO	0.080%	10/1/31	1,000,000	1,000,000	(i)(j)

Total Pennsylvania				2,000,000

Vermont - 0.6%
Vermont State Housing Finance Agency Revenue	0.030%	5/1/33	900,000	900,000	(c)(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,000,000)				4,000,000

TOTAL INVESTMENTS - 134.6% (Cost - $186,585,318#)				202,539,711
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (33.2)%				(50,000,000)
Liabilities in Excess of Other Assets - (1.4)%				(2,045,841)

TOTAL NET ASSETS - 100.0%				$150,493,870

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Security is purchased on a when-issued basis.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SCA	— Syncora Capital Assurance Inc. - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$198,539,711	—	$198,539,711
Short-term investments†	—	4,000,000	—	4,000,000

Total investments	—	$202,539,711	—	$202,539,711

Other financial instruments:
Futures contracts	$651	—	—	$651

Total	$651	$202,539,711	—	$202,540,362

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$5,375	—	—	$5,375

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,429,241
Gross unrealized depreciation	(474,848)

Net unrealized appreciation	$15,954,393

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	16	3/15	$2,353,151	$2,352,500	$651
U.S. Treasury Long-Term Bonds	24	6/15	3,878,875	3,884,250	(5,375)

Net unrealized depreciation on open futures contracts					$(4,724)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015